Note 7 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Balance, at beginning of the period	$ 21,983
Additions	10,023
Amortization	(4,537)
Transfers and other movements	(726)
Balance, at end of the period	$ 26,743